EARNINGS PER SHARE	6 Months Ended
Jun. 30, 2013
EARNINGS PER SHARE
EARNINGS PER SHARE

10. EARNINGS PER SHARE

Basic and diluted earnings per share have been calculated as follows:

	For the Six Months Ended June 30,
	2012	2013
Net loss attributed to holder of ordinary shares	$(74,996)	$(60,065)
Net loss adjusted for dilutive securities	(74,996)	(60,065)
Weighted-average number of common shares outstanding—basic and diluted	172,613,664	172,825,384
Basic loss per share	$(0.43)	$(0.35)
Diluted loss per share	$(0.43)	$(0.35)

Diluted earnings per share excludes 21,175,141 and 21,785,034 common shares issuable upon the assumed conversion of the convertible debt, share options and restricted shares for six months ended June 30, 2012 and 2013, respectively, as their effect would have been anti-dilutive.